SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

On January 14, 2025, Manfred Ebensberger resigned as our Chief Executive Officer and Director.

On January 15, 2025, we appointed Tom Symonds as Chief Executive Officer and Director.

On January 15, 2025, our Board of Directors approved an Executive Employment Agreement in favor of Mr. Symonds.

The Executive Employment Agreement with Mr. Symonds provides that we will compensate him with an annual salary of $90,000, payable in monthly installments, and grant him 3,360,000 Stock Options with 60% vesting in ninety days after the hire date and 40% vesting monthly over the following two years of service. Mr. Symonds also agreed to a three-year non-solicit restrictive covenant.

The Company has evaluated subsequent events through March 31, 2025, the date the financial statements were available for issuance.